SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 96.4%
Brazil — 5.2%
46,963,183	B3 SA - Brasil Bolsa Balcao	$125,682,332
20,849	MercadoLibre, Inc.*	54,491,572
20,828,827	Raia Drogasil SA	58,080,420
		238,254,324
Chile — 3.6%
6,739,608	Antofagasta Plc	167,566,117

China — 20.9%
8,489,617	Alibaba Group Holding Ltd.	120,178,590
12,513,876	China Resources Land Ltd.	42,607,084
1,321,844	Contemporary Amperex Technology Co. Ltd., Class A	46,598,105
3,445,689	Meituan, Class B(a),*	55,427,496
7,725,603	Midea Group Co. Ltd., Class A	77,873,850
339,700	Midea Group Co. Ltd., Class H	3,229,670
19,282,081	NARI Technology Co. Ltd., Class A	60,337,597
2,872,143	NetEase, Inc.	77,402,440
12,921,834	Ping An Insurance Group Co. of China Ltd., Series H	82,484,190
1,202,985	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	37,756,321
4,011,386	Tencent Holdings Ltd.	258,476,119
913,062	Yum China Holdings, Inc.	40,823,002
1,363,500	Yum China Holdings, Inc., ADR	61,227,477
		964,421,941
Hong Kong — 6.2%
15,680,998	AIA Group Ltd.	142,045,437
2,646,689	Hong Kong Exchanges & Clearing Ltd.	142,356,325
		284,401,762
India — 17.4%
4,958,507	Dr Reddy’s Laboratories Ltd.	74,285,173
4,051,300	HDFC Bank Ltd., ADR	310,613,171
2,852,276	Kotak Mahindra Bank Ltd.	71,960,232
4,010,525	Mahindra & Mahindra Ltd.	148,859,605
5,250,413	Marico Ltd.	44,230,067
3,725,698	Tata Consultancy Services Ltd.	150,445,488
		800,393,736
Indonesia — 1.9%
122,251,542	Bank Central Asia Tbk PT	65,349,278
228,905,583	Kalbe Farma Tbk PT	21,529,887
		86,879,165
Korea — 7.7%
1,007,656	Samsung Electronics Co. Ltd.	44,560,182
293,894	Samsung Fire & Marine Insurance Co. Ltd.	94,233,466

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
1,772,622	Shinhan Financial Group Co. Ltd.	$80,365,111
617,013	SK Hynix, Inc.	132,954,956
		352,113,715
Mexico — 3.6%
1,204,200	Fomento Economico Mexicano SAB de CV, ADR	124,008,516
13,086,900	Wal-Mart de Mexico SAB de CV	43,296,371
		167,304,887
Peru — 1.7%
356,160	Credicorp Ltd.	79,608,883

Philippines — 1.7%
4,971,819	SM Investments Corp.	76,960,726

Poland — 0.8%
239,711	Dino Polska SA(a),*	35,029,582

South Africa — 4.9%
2,726,346	Clicks Group Ltd.	57,088,719
7,255,181	Discovery Ltd.	88,197,168
264,321	Naspers Ltd., Class N	82,471,747
		227,757,634
Taiwan — 16.5%
3,661,783	Advantech Co. Ltd.	42,480,876
4,623,964	Delta Electronics, Inc.	65,433,492
43,828,839	E.Sun Financial Holding Co. Ltd.	49,266,872
1,352,864	MediaTek, Inc.	57,968,413
3,675,634	President Chain Store Corp.	32,235,383
11,016,871	Taiwan Semiconductor Manufacturing Co. Ltd.	402,879,857
27,236,613	Uni-President Enterprises Corp.	75,497,244
804,730	Voltronic Power Technology Corp.	34,712,420
		760,474,557
Thailand — 1.0%
9,319,298	Kasikornbank Public Co. Ltd., NVDR	44,020,640

United Kingdom — 2.7%
2,064,720	Unilever Plc	126,002,138

United States — 0.6%
293,500	Globant SA*	26,661,540

Total Common Stocks		4,437,851,347
(Cost $3,777,299,023)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Preferred Stocks — 2.2%
Korea — 2.2%
2,799,497	Samsung Electronics Co. Ltd., 2.63%	$102,699,305

Total Preferred Stocks		102,699,305
(Cost $120,042,179)
Investment Company — 1.3%
58,890,546	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	58,890,546
Total Investment Company		58,890,546
(Cost $58,890,546)
Total Investments		$4,599,441,198
(Cost $3,956,231,748) — 99.9%
Other assets in excess of liabilities — 0.1%		5,163,982
NET ASSETS — 100.0%		$4,604,605,180

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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